Condensed Consolidated Interim Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital	Reserves	Deficit	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2022	$ 262,047	$ 21,945	$ (106,718)	$ (746)	$ 176,528
Balance (in shares) at Jun. 30, 2022	166,402,197
Share-based payment		1,092			1,092
Stock options exercised	$ 212	(100)			112
Stock options exercised (in shares)	150,000
Net loss for the period			(8,439)		(8,439)
Currency translation differences for foreign operations				2,467	2,467
Balance at Dec. 31, 2022	$ 262,259	22,937	(115,157)	1,721	171,760
Balance (in shares) at Dec. 31, 2022	166,552,197
Balance at Jun. 30, 2023	$ 272,419	35,888	(148,707)	(224)	159,376
Balance (in shares) at Jun. 30, 2023	172,752,197
Share-based payment		6,357			6,357
Shares issues under At-The-Market offering (Note 8)	$ 4,177				4,177
Shares issues under At-The-Market offering (Note 8) (in shares)	1,426,359
Share issuance costs	$ (902)				(902)
Stock options exercised	$ 266	(126)			140
Stock options exercised (in shares)	100,000
Net loss for the period			(19,931)		(19,931)
Currency translation differences for foreign operations				(828)	(828)
Balance at Dec. 31, 2023	$ 275,960	$ 42,119	$ (168,638)	$ (1,052)	$ 148,389
Balance (in shares) at Dec. 31, 2023	174,278,556